SUBSEQUENT EVENTS (Details Narrative)	Aug. 07, 2024 USD ($)	Jul. 01, 2024 USD ($)	Apr. 04, 2024 USD ($)	Feb. 20, 2024 USD ($)	Jan. 04, 2024 USD ($)	Dec. 28, 2023 USD ($)	Sep. 27, 2023 USD ($)	Mar. 31, 2024 HKD ($)
Subsequent Event [Line Items]
Deposits								$ 500,000
Alpha Time Acquisition Corp [Member]
Subsequent Event [Line Items]
Deposits						$ 55,000
Payments for deposits			$ 165,000	$ 55,000	$ 165,000	$ 55,000	$ 690,000
Subsequent Event [Member] | Alpha Time Acquisition Corp [Member]
Subsequent Event [Line Items]
Deposits		$ 105,000	$ 55,000		$ 165,000
Payments for deposits	$ 55,000	$ 110,000